Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Fractional ownership deposits	$ 30,342	$ 16,686
Other	0	26
Total non-current liabilities	$ 30,342	$ 16,712